Stockholders’ Equity	12 Months Ended
Dec. 31, 2024
Stockholders’ Equity [Abstract]
Stockholders’ Equity

Note 15 — Stockholders’ Equity

Ordinary Shares and Preferred Shares

The Company was initially authorized to issue (i) 450,000,000 ordinary shares, $0.0001 par value per share, divided into 300,000,000 Class A ordinary shares and 150,000,000 Class B ordinary shares, and (ii) 50,000,000 preferred shares, $0.0001 par value per share. On October 6, 2023, the Company held the 2023 Annual Meeting of Shareholders (the “2023 Annual Meeting”). The 2023 Annual Meeting approved the increase of the Company’s authorized share capital from US$50,000 divided into 500,000,000 shares of a par value of US$0.0001 each, comprising of 300,000,000 Class A ordinary shares, 150,000,000 Class B ordinary shares, and 50,000,000 preferred shares of a par value of US$0.0001 each, to US$5,000,000 divided into 50,000,000,000 shares of a par value of US$0.0001 each, comprising of 40,000,000,000 Class A ordinary shares, 7,500,000,000 Class B ordinary shares, and 2,500,000,000 preferred shares of a par value of US$0.0001 each. On March 7, 2025, the Company held the Extraordinary Meeting of Shareholders (the “2025 EGM”). The 2025 EGM approved the increase of the Company’s authorized share capital to US$20,000,000, with a nominal value of US$0.0001 each, comprising (a) 190,000,000,000 Class A Ordinary Shares of a par value of US$0.0001 each; (b) 7,500,000,000 Class B Ordinary Shares of a par value of US$0.0001 each; and (c) 2,500,000,000 preferred Shares of a par value of US$0.0001 each.

As of June 16, 2020, subsequent to the Closing of the business combination, there were 17,399,176 ordinary shares outstanding, including 7,647,962 Class A ordinary shares and 9,751,214 Class B ordinary shares, and no preferred shares outstanding. On November 12, 2020, as a result of post-merger consideration adjustment, additional 121,473 ordinary shares were issued to Lion’s original shareholders, including 29,591 Class A ordinary shares and 91,882 Class B ordinary shares. An aggregate of 1,933,740 Class B ordinary shares set aside as the indemnity escrow shares following the closing of the business combination was no longer subject to forfeiture in June 2023. An aggregate of 3,876,481 Class B ordinary shares set aside as the earnout escrow shares was to be forfeited as the 2021 net income and 2022 net income targets were not met.

The shareholders of Class A and Class B ordinary shares have the same rights except for the voting and conversion rights. Each Class A ordinary share was initially entitled to one vote, and is not convertible into Class B ordinary share under any circumstance; and each Class B ordinary share is initially entitled to ten votes, and is convertible into one Class A ordinary share at any time by the holder thereof, subject to adjustments for any subdivision or combination. On February 16, 2022, January 13, 2023 and December 23, 2024, the Company held the annual General Meetings of Shareholders that approved the increase by the number of votes attached to Class B Ordinary Shares from ten (10) votes per Class B Ordinary Share to twenty five (25) votes per Class B Ordinary Share, from twenty five (25) votes per Class B Ordinary Share to one hundred (100) votes per Class B Ordinary Share, and from one hundred (100) votes per Class B Ordinary Share to ten thousand (10,000) votes per Class B Ordinary Share, respectively.

In October 2024, one of the directors opted to convert his Class B ordinary shares into Class A ordinary shares, resulting in an issuance of 17,800,845 Class A ordinary shares.

As of December 31, 2024 and 2023, there was an aggregate of 1,777,596,090 (of which, 496,358,691 Class A ordinary shares resulted from the extinguishment of liabilities were issued in April 2025. Accordingly, as of December 31, 2024, a subscription receivable of approximately $50,000 corresponding to their par value was recorded as contra equity. See Note 2 for detail.) and 179,250,754 Class A ordinary shares issued and outstanding, respectively; and an aggregate of 65,387,845 and 23,843,096 Class B ordinary shares issued and outstanding, respectively. As of December 31, 2024 and 2023, there was no preferred shares issued and outstanding.

August 2020 Private Placement

On August 1, 2020, the Company entered into a securities purchase agreement (as amended on September 29, 2020, and later amended and restated on October 19, 2020) with three investors (collectively, the “Investors”). Two tranches of transactions contemplated under the agreement were closed on August 3 and November 13, 2020, respectively. As a result, an aggregate of 600 ADSs and warrants to purchase an aggregate of 600 of the Company’s ADS at US$7,500 per ADS (the “August 2020 PIPE Warrants”) were issued at US$5,000 per ADS for an aggregate purchase price of US$3 million, and an aggregate of 60 ADSs were issued as origination fee. Issuance costs of approximately $469,000 were recorded as a charge to additional paid-in capital, including legal and accounting fees. In accordance with ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, warrants are classified within stockholders’ equity as “additional paid in capital” upon their issuance. The proceeds were allocated to ordinary shares and private investment in public equity warrants (“PIPE Warrants”) on the relative fair value of the securities in accordance with ASC 470-20-30. In aggregate, the net proceeds to the Company were approximately $2,531,000 classified within stockholders’ equity, including a subscription receivable of $508,750 classified in the other receivables in the consolidated balance sheets as of December 31, 2020 which was received in January 2021.

Such warrants shall be exercisable for a period of three years from the issuance date. Exercise price is subject to adjustments in case of reorganization, consolidation, merger etc. and in case of stock purchase rights in the subsequent two-year period at a price per share less than the exercise price as stated in the securities purchase agreement.

The exercise price of PIPE Warrants was adjusted to $5,000 per ADS as a result of January 2021 Call Options as discussed below, and adjusted a second time to $4,375 per ADS as a result of December 2021 Series B Convertible Preferred Shares. In accordance with ASC 260-10-25-1, when a down round feature is triggered, the Company recognized the effect of the down round feature in an aggregate of $278,000 and $16,000, respectively, and the effect was treated as a dividend and a reduction to income available to ordinary shareholders in the basic EPS calculation for the year ended December 31, 2021.

For the year ended December 31, 2021, 770,833 Class A ordinary shares were issued for the aggregate proceeds of approximately $1.5 million, as a result of investors’ exercise of August 2020 PIPE Warrants. For the year ended December 31, 2023, the remaining PIPE Warrants to purchase 291 ADSs (equivalent to 729,167 Class A ordinary shares) expired unexercised.

January 2021 Call Options

On January 6, 2021, the Company entered into a binding strategic cooperation framework agreement (the “Strategic Cooperation Agreement”) with Mr. Yao Yongjie (“Mr. Yao”) and engaged Mr. Yao as the chief technical adviser to provide technical advice and consultancy service in blockchain industry. The Company grants to Mr. Yao options (the “Call Options”) to subscribe for 6 million Class A ordinary shares at a price fixed at US$2 per Class A ordinary share. Within 24 months of the signing of the Strategic Cooperation Agreement, Mr. Yao may exercise the right to subscribe for such shares by tranches if the following conditions are met:

(i)	if the closing price of the shares in the Company exceeds US$7,500 per ADS for 3 consecutive trading days, Mr. Yao may exercise 2 million call options;

(ii)	if the closing price of the shares in the Company exceeds US$12,500 per ADS for 3 consecutive trading days, Mr. Yao may exercise 2 million call options;

(iii)	if the closing price of the shares in the Company exceeds US$18,750 per ADS for 3 consecutive trading days, Mr. Yao may exercise 2 million call options.

The Company estimated the fair value of the call options at $0.47, $0.33 and $0.16 per share for three tranches, respectively on the date of grant using Binomial Option Pricing Model applying an expected term of 2 years, a stock price of $4,850 per ADS, volatility of 51.69%, a risk free rate of 0.21% and an expected dividend yield of 0%. The aggregate fair value of the Call Options of $1,909,000 is recognized as stock-based compensation expense over the requisite service period which is five-year period from the date thereof.

For the years ended December 31, 2023 and 2022, an aggregate of $382,000 each was recognized in expenses included in the consolidated statements of operations for the service provided. During the year ended December 31, 2024, the remaining of $763,000 was fully recognized as expenses.

For the year ended December 31, 2021, 2,000,000 Class A ordinary shares, as represented by ADSs were issued for the aggregate proceeds of $4.0 million, as a result of exercise of Call Options. As of January 3, 2023, the remaining aggregate of 4 million Call Options expired unexercised.